Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Operating results of discontinued operations
Operating results of discontinued operations for the years ended December 31, 2010 (for the period from January 1, 2010 through February 9, 2010 for MSG) and December 31, 2009 and December 31, 2008 are summarized below:

	Year Ended December 31, 2010	January 1, 2010 through February 9, 2010
	AMC Networks	Madison Square Garden	Total

Revenues, net	$1,053,674	$131,695	$1,185,369

Income before income taxes	$269,753	$7,090	$276,843
Income tax expense(a)	(111,783)	(11,212)	(122,995)

Income (loss) from discontinued operations, net of income taxes	$157,970	$(4,122)	$153,848
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(a)	Income tax expense includes $7,368 resulting from the non-deductibility of certain transaction costs associated with the MSG Distribution.

	Year Ended December 31, 2009
	AMC Networks	Madison Square Garden	Other	Total

Revenues, net	$947,227	$925,975	$-	$1,873,202

Income (loss) before income taxes	$219,121	$64,889	$(31)	$283,979
Income tax benefit (expense)	(93,492)	(29,033)	13	(122,512)
Income (loss) from discontinued operations, net of income taxes	$125,629	$35,856	$(18)	$161,467

	Year Ended December 31, 2008
	AMC Networks	Madison Square Garden	Other	Total

Revenues, net	$839,053	$910,264	$-	$1,749,317

Income (loss) before income taxes	$40,408	$13,028	$(1,601)	$51,835
Income tax benefit (expense)	(24,974)	(5,916)	655	(30,235)
Income (loss) from discontinued operations, net of income taxes	$15,434	$7,112	$(946)	$21,600

Assets and liabilities of Madison Square Garden distributed to shareholders/member
The assets and liabilities of AMC Networks have been classified in the consolidated balance sheets as of December 31, 2010 and 2009 as assets and liabilities distributed to shareholders/sole member and consist of the following:

	December 31, 2010		December 31, 2009
	Cablevision	CSC Holdings	Cablevision	CSC Holdings

Cash and cash equivalents	$79,960	$79,960	$29,828	$29,828
Accounts receivable, prepaid expenses and other current assets	292,488	292,488	285,529	285,529
Program rights, net	783,830	783,830	683,306	683,306
Property and equipment, net and other long-term assets	164,065	164,065	239,593	239,593
Deferred tax asset	49,607	5,307	43,558	5,379
Intangible assets	467,955	467,955	554,605	554,605
Total assets distributed in 2011	$1,837,905	$1,793,605	$1,836,419	1,798,240

Accounts payable and accrued expenses	$140,944	$140,944	$140,060	$140,060
Other current liabilities	29,227	29,227	19,834	19,834
Payables due to Madison Square Garden	-	-	190,000	190,000
Program rights obligations	454,955	454,955	435,768	435,768
Credit facility debt	475,000	475,000	580,000	580,000
Senior notes	299,552	299,552	299,283	299,283
Senior subordinated notes	324,071	324,071	323,817	323,817
Deferred tax liability	-	23,648	-	29,769
Other long-term liabilities	49,550	49,550	91,938	91,938
Total liabilities distributed in 2011	1,773,299	1,796,947	2,080,700	2,110,469
Net assets (liabilities) distributed in 2011	$64,606	$(3,342)	$(244,281)	$(312,229)

The assets and liabilities of Madison Square Garden have been classified in the consolidated balance sheets as of December 31, 2009 as assets and liabilities distributed to shareholders/sole member and consist of the following:

Cash and cash equivalents	$109,716
Accounts receivable, prepaid expenses and other current assets	230,843
Advances due from Cablevision	190,000
Property and equipment, net and other long-term assets	473,825
Intangible assets	1,048,615
Total assets distributed in 2010	$2,052,999

Accounts payable and accrued expenses	$170,565
Other current liabilities	136,961
Deferred tax liability	495,233
Other long-term liabilities	147,805
Total liabilities distributed in 2010	950,564
Net assets distributed in 2010	$1,102,435